Tidal Trust I

234 W Florida St, Suite 700

Milwaukee, WI 53204

January 30, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E. Washington, DC 20549

Re:	Tidal Trust I (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the American Customer Satisfaction ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective January 28, 2026, and filed electronically as Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A on January 26, 2026.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews
David Mathews
SVP of Legal Services
Tidal Investments LLC, on behalf of Tidal Trust I